Short Term Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Banks, insurance companies and other financial institutions USD ($)	Mar. 31, 2012 Banks, insurance companies and other financial institutions JPY (¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions JPY (¥)	Mar. 31, 2012 Commercial paper USD ($)	Mar. 31, 2012 Commercial paper JPY (¥)
Short-term Debt [Line Items]
Short-term debt	$ 2,632,000	¥ 215,824,000	¥ 130,308,000	$ 2,083,220	¥ 170,824,000	¥ 130,308,000	$ 548,780	¥ 45,000,000